Significant acquisitions - Additional Information (Detail) - HSBC Canada [member] - CAD ($) $ in Millions		7 Months Ended	12 Months Ended
	Mar. 28, 2024	Oct. 31, 2024	Oct. 31, 2025
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13,500
Purchase consideration	15,488
Transaction and integration costs			$ 960
Purchased of performing financial assets after tax	145
Purchased of performing financial assets before tax	200
Profit (loss) of acquiree since acquisition date	453	$ 453	16,600
Revenue of acquiree since acquisition date		$ 1,716	$ 58,600
Financial liabilities recognised as of acquisition date	99,145
Fair value of identifiable assets acquired	108,097
Goodwill	$ 6,536
Ordinary shares [member]
Statement [Line Items]
Percentage of voting equity interests acquired	100.00%
Cash transferred	$ 13,500
Preference shares and Subordinated debentures [member]
Statement [Line Items]
Cash transferred	2,100
Additional amount accrued from August 30, 2023 to the closing date March 28, 2024 [member]
Statement [Line Items]
Cash transferred	400
Adjustment for Settlement of PreExisting Transactions [Member]
Statement [Line Items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	$ (500)